RELATED PARTY TRANSACTIONS - Management Fees Paid (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Related Party Transaction [Line Items]
Management Fees Paid	$ 854,436	$ 204,092
Series 47 [Member]
Related Party Transaction [Line Items]
Management Fees Paid	526,986	46,746
Series 48 [Member]
Related Party Transaction [Line Items]
Management Fees Paid	205,000	157,346
Series 49 [Member]
Related Party Transaction [Line Items]
Management Fees Paid	$ 122,450	$ 0